Expenses by Nature and Other Income and Expenses Items - Schedule of Other Net Gains / (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Net Gains / (Losses) [Abstract]
Change in fair value of derivative liabilities	$ 444,861	$ (498,167)
Gain / (Loss) on lease termination	68	(197)
Government grants	28	47	48
Net gains / (losses) on disposal of property, plant and equipment and investment properties	(144)	108	(11)
Impairment loss on other assets	(1,290)
Donations	(2,397)	(188)	(440)
Change in fair value of derivative assets	(3,543)
Changes in fair value of financial assets at fair value through profit or loss	(3,662)	1,970	3,527
Impairment loss on property, plant and equipment	(4,744)
Impairment loss on mining rigs	(8,665)
Loss on extinguishment of convertible notes	(60,403)	(8,172)
Change in fair value of holdback shares issued in connection with the FreeChain Acquisition		(3,186)
Gain on modification of convertible debt			481
Others	4,929	306	(67)
Total	$ 365,038	$ (507,479)	$ 3,538